Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Temporary Equity [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2023	$ 3	$ 1	$ 103,292	$ 76	$ (117,053)	$ (13,681)
Balance, shares at Dec. 31, 2023	22,459,576	2,923,915
Stock based compensation related to options granted to employees and non-employees			961			961
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares		39,780
Issuance of Series B preferred stock			3,000			3,000
Issuance of Series B preferred stock, shares	2,050,896
Issuance of Series CF preferred stock			4,256			4,256
Issuance of Series CF preferred stock, shares	2,049,794
Foreign currency translation adjustments, net of tax				(32)		(32)
Net income (loss)					(11,017)	(11,017)
Balance at Dec. 31, 2024	$ 3	$ 1	111,509	44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,266	2,963,695
Stock based compensation related to options granted to employees and non-employees			615			615
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares		891
Issuance of Series CF preferred stock			2,753			2,753
Issuance of Series CF preferred stock, shares	1,318,671
Foreign currency translation adjustments, net of tax				(114)		(114)
Net income (loss)					(10,549)	(10,549)
Issuance of common shares for service			533			533
Stock issued during the period services, shares		229,650
Issuance of Series C convertible preferred stock- net of issuance costs							$ 2,746
Issuance of Series C convertible preferred stock- net of issuance costs, shares							329,671
Issuance of Series D convertible preferred stock- net of issuance costs							$ 1,815
Issuance of Series D convertible preferred stock- net of issuance costs, shares							225,276
Issuance of Series F preferred stock
Issuance of Series F preferred stock, shares	10,000	(3,334)
Issuance of Series CF-2 Preferred Stock			762			762
Issuance of Series CF-2 Preferred Stock, shares	212,033
Issuance of Series E Preferred Stock							$ 6,828
Issuance of Series E Preferred Stock, shares							682,770
Conversion of B-2 Preferred Stock into Common Stock	$ (1)					(1)
Issuance of Series CF-1 preferred stock, shares	(7,025,651)	7,025,651
Conversion of CF-1 and CF2 Preferred Stock into Common Stock non-voting
Issuance of Series CF-1 preferred stock, shares	(3,580,499)	3,580,499
Common Stock Dividend			384		(384)
Common Stock Dividend, shares		99,348
Cash Dividend					(149)	(149)
Balance at Dec. 31, 2025	$ 2	$ 1	$ 116,556	$ (70)	$ (139,152)	$ (22,663)	$ 11,389
Balance, shares at Dec. 31, 2025	17,494,820	13,896,400					1,237,717